Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2021

CAF-QTLY-0321
1.813030.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	503,700	$29,530
Entertainment - 0.6%
Activision Blizzard, Inc.	366,845	33,383
DouYu International Holdings Ltd. ADR (b)	455,000	5,974
		39,357
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (b)	106,082	193,850
Class C (b)	53,756	98,682
Facebook, Inc. Class A (b)	449,802	116,197
Match Group, Inc. (b)	96,386	13,481
Tencent Holdings Ltd.	1,799,069	160,303
Tongdao Liepin Group (b)	2,928,262	7,168
Zoominfo Technologies, Inc.	314,400	15,094
		604,775
Media - 0.1%
Cable One, Inc.	3,900	7,800
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	411,970	51,941

TOTAL COMMUNICATION SERVICES		733,403

CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.8%
Ferrari NV (c)	221,089	46,026
XPeng, Inc. ADR (b)	60,700	2,925
		48,951
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (b)	2,850,687	37,087
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A	19,200	3,526
Compass Group PLC	193,400	3,455
Dalata Hotel Group PLC	880,700	3,570
Flutter Entertainment PLC	83,600	15,607
Hilton Worldwide Holdings, Inc.	280,200	28,409
		54,567
Household Durables - 2.1%
D.R. Horton, Inc.	850,872	65,347
NVR, Inc. (b)	8,494	37,768
Toll Brothers, Inc.	436,500	22,305
		125,420
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	329,055	83,524
Amazon.com, Inc. (b)	52,028	166,812
Pinduoduo, Inc. ADR (b)	20,789	3,445
		253,781
Specialty Retail - 0.5%
Ulta Beauty, Inc. (b)	117,800	32,956
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	46,404	28,056
LVMH Moet Hennessy Louis Vuitton SE	32,938	19,918
Prada SpA (b)	3,036,300	18,719
Samsonite International SA (a)(b)	5,296,500	7,651
		74,344

TOTAL CONSUMER DISCRETIONARY		627,106

CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Kweichow Moutai Co. Ltd. (A Shares)	88,800	29,235
Monster Beverage Corp. (b)	865,738	75,172
		104,407
Household Products - 1.8%
Energizer Holdings, Inc. (c)	970,280	42,537
Reckitt Benckiser Group PLC	781,863	66,285
		108,822
Tobacco - 0.5%
Swedish Match Co. AB	385,900	29,833

TOTAL CONSUMER STAPLES		243,062

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enterprise Products Partners LP	215,100	4,351
EOG Resources, Inc.	60,205	3,068
HollyFrontier Corp.	239,500	6,816
Suncor Energy, Inc.	364,000	6,089
Valero Energy Corp.	374,900	21,156
		41,480
FINANCIALS - 6.0%
Banks - 2.1%
Comerica, Inc.	631,200	36,105
HDFC Bank Ltd. sponsored ADR (b)	190,300	13,721
M&T Bank Corp.	388,926	51,521
Wintrust Financial Corp.	415,500	25,009
		126,356
Capital Markets - 1.5%
CME Group, Inc.	297,938	54,147
Morningstar, Inc.	156,395	35,954
		90,101
Consumer Finance - 1.2%
Capital One Financial Corp.	726,865	75,783
Insurance - 1.1%
American Financial Group, Inc.	159,500	15,015
Arthur J. Gallagher & Co.	362,341	41,818
BRP Group, Inc. (b)	24,600	571
RenaissanceRe Holdings Ltd.	65,800	9,899
		67,303
Thrifts & Mortgage Finance - 0.1%
Rocket Cos., Inc. (b)(c)	351,900	7,517

TOTAL FINANCIALS		367,060

HEALTH CARE - 19.4%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (b)	55,800	8,397
Applied Therapeutics, Inc. (b)	320,740	6,716
Biogen, Inc. (b)	34,200	9,665
BioNTech SE ADR (b)(c)	42,719	4,996
CRISPR Therapeutics AG (b)	38,500	6,379
Evelo Biosciences, Inc. (b)	47,200	828
Exelixis, Inc. (b)	133,400	2,963
Gamida Cell Ltd. (b)	1,122,170	9,056
Hookipa Pharma, Inc. (b)	239,500	2,560
Innovent Biologics, Inc. (a)(b)	1,008,301	11,522
Insmed, Inc. (b)	187,700	7,056
Neurocrine Biosciences, Inc. (b)	351,013	38,524
Prelude Therapeutics, Inc.	24,000	1,559
Regeneron Pharmaceuticals, Inc. (b)	164,722	82,994
Rubius Therapeutics, Inc. (b)	37,138	445
Sarepta Therapeutics, Inc. (b)	19,100	1,708
Seres Therapeutics, Inc. (b)	112,300	2,667
		198,035
Health Care Equipment & Supplies - 3.7%
Axonics Modulation Technologies, Inc. (b)	124,400	6,431
Danaher Corp.	196,939	46,840
Haemonetics Corp. (b)	354,610	40,528
Hologic, Inc. (b)	680,100	54,224
Insulet Corp. (b)	900	240
Intuitive Surgical, Inc. (b)	56,925	42,559
Medacta Group SA (a)(b)	300	34
Nevro Corp. (b)	78,807	12,750
Outset Medical, Inc.	44,400	2,301
Penumbra, Inc. (b)	71,061	18,553
		224,460
Health Care Providers & Services - 4.7%
Centene Corp. (b)	607,100	36,608
Cigna Corp.	28,500	6,186
Guardant Health, Inc. (b)	38,988	6,063
HealthEquity, Inc. (b)	307,800	25,717
UnitedHealth Group, Inc.	641,492	213,989
		288,563
Health Care Technology - 1.0%
Certara, Inc.	118,700	4,086
Inspire Medical Systems, Inc. (b)	91,489	18,436
MultiPlan Corp. (d)	1,064,462	8,494
MultiPlan Corp.:
Class A (b)(c)	170,400	1,360
warrants (b)(d)	52,696	122
Schrodinger, Inc.	65,600	5,926
Simulations Plus, Inc. (c)	58,900	4,661
Veeva Systems, Inc. Class A (b)	63,960	17,681
		60,766
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (b)	92,153	15,772
Berkeley Lights, Inc. (b)(c)	196,000	14,112
Bio-Rad Laboratories, Inc. Class A (b)	13,100	7,516
Bio-Techne Corp.	11,400	3,704
Bruker Corp.	550,148	31,848
Charles River Laboratories International, Inc. (b)	78,628	20,369
Codexis, Inc. (b)	401,240	9,345
Fluidigm Corp. (b)(c)	818,100	5,301
Nanostring Technologies, Inc. (b)	245,403	17,186
Sotera Health Co.	107,200	2,797
Thermo Fisher Scientific, Inc.	44,418	22,640
		150,590
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (b)	200,300	4,156
AstraZeneca PLC sponsored ADR (c)	1,002,651	50,734
Eli Lilly & Co.	532,885	110,824
Endo International PLC (b)	1,989,535	14,484
Horizon Therapeutics PLC (b)	544,665	39,477
Reata Pharmaceuticals, Inc. (b)	31,900	3,305
Revance Therapeutics, Inc. (b)	331,100	8,423
Zoetis, Inc. Class A	247,620	38,195
		269,598

TOTAL HEALTH CARE		1,192,012

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.4%
Airbus Group NV	135,100	13,585
Axon Enterprise, Inc. (b)	5,000	821
HEICO Corp. Class A	212,319	22,572
Northrop Grumman Corp.	96,600	27,687
TransDigm Group, Inc.	42,800	23,680
		88,345
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	424,126	40,322
Building Products - 0.6%
Builders FirstSource, Inc. (b)	357,381	13,670
Fortune Brands Home & Security, Inc.	268,200	23,132
		36,802
Electrical Equipment - 0.9%
Bloom Energy Corp. Class A (b)	123,200	4,301
Ceres Power Holdings PLC (b)	158,000	2,871
Generac Holdings, Inc. (b)	188,773	46,517
		53,689
Industrial Conglomerates - 1.7%
General Electric Co.	9,734,600	103,966
Machinery - 2.1%
Deere & Co.	188,200	54,352
ESCO Technologies, Inc.	87,290	8,300
Ingersoll Rand, Inc. (b)	1,195,445	50,017
Woodward, Inc.	141,200	15,807
		128,476
Professional Services - 1.4%
Equifax, Inc.	109,400	19,376
Experian PLC	1,112,281	38,877
Upwork, Inc. (b)	614,156	25,457
		83,710
Road & Rail - 1.1%
Uber Technologies, Inc. (b)	1,368,673	69,707
Trading Companies & Distributors - 0.2%
Fastenal Co.	273,300	12,460
Ferguson PLC	26,500	3,077
		15,537

TOTAL INDUSTRIALS		620,554

INFORMATION TECHNOLOGY - 31.6%
Electronic Equipment & Components - 1.0%
II-VI, Inc. (b)	321,400	27,020
Jabil, Inc.	2,800	116
Zebra Technologies Corp. Class A (b)	80,047	31,045
		58,181
IT Services - 2.9%
Adyen BV (a)(b)	9,500	19,846
Amadeus IT Holding SA Class A	48,800	3,116
Black Knight, Inc. (b)	397,217	32,449
CACI International, Inc. Class A (b)	201,904	48,703
MongoDB, Inc. Class A (b)	104,619	38,668
Square, Inc. (b)	167,130	36,093
		178,875
Semiconductors & Semiconductor Equipment - 10.2%
Aixtron AG (b)	446,900	8,363
ASML Holding NV	84,299	45,029
Enphase Energy, Inc. (b)	186,095	33,934
Lam Research Corp.	105,098	50,862
NVIDIA Corp.	279,434	145,191
NXP Semiconductors NV	537,178	86,201
Qualcomm, Inc.	1,295,147	202,406
SiTime Corp. (b)	54,800	6,688
SolarEdge Technologies, Inc. (b)	58,341	16,821
Universal Display Corp.	121,928	28,143
		623,638
Software - 12.9%
Adobe, Inc. (b)	249,124	114,291
Cloudflare, Inc. (b)	110,400	8,463
CyberArk Software Ltd. (b)	143,400	22,980
FireEye, Inc. (b)	1,873,500	39,344
Manhattan Associates, Inc. (b)	195,348	22,119
Microsoft Corp.	2,205,310	511,544
NICE Systems Ltd. sponsored ADR (b)	61,600	16,095
Palo Alto Networks, Inc. (b)	118,500	41,564
Rapid7, Inc. (b)	78,800	6,841
Tenable Holdings, Inc. (b)	143,500	7,102
Volue A/S	301,400	1,689
		792,032
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	1,684,708	222,314
Samsung Electronics Co. Ltd.	844,830	61,943
		284,257

TOTAL INFORMATION TECHNOLOGY		1,936,983

MATERIALS - 2.4%
Chemicals - 2.0%
DuPont de Nemours, Inc. (c)	484,600	38,501
LG Chemical Ltd.	47,940	39,307
Sherwin-Williams Co.	64,345	44,514
		122,322
Construction Materials - 0.4%
Eagle Materials, Inc.	216,000	23,766
Metals & Mining - 0.0%
MP Materials Corp. (b)(c)	59,100	1,724

TOTAL MATERIALS		147,812

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Prologis (REIT), Inc.	410,205	42,333
Simon Property Group, Inc.	327,300	30,416
		72,749
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	451,600	27,539

TOTAL REAL ESTATE		100,288

TOTAL COMMON STOCKS
(Cost $3,805,285)		6,009,760

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Vor Biopharma, Inc. (d)(e)	4,998,076	3,499
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	110,923	3,993
Series C3 (d)(e)	138,654	4,992
Series C4 (d)(e)	37,518	1,351
		10,336

TOTAL CONVERTIBLE PREFERRED STOCKS		13,835

Nonconvertible Preferred Stocks - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,824,123	38,432
TOTAL PREFERRED STOCKS
(Cost $71,595)		52,267

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (f)	45,638,787	45,648
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	119,044,443	119,056
TOTAL MONEY MARKET FUNDS
(Cost $164,704)		164,704
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $4,041,584)		6,226,731
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(93,557)
NET ASSETS - 100%		$6,133,174

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,583,000 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,451,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Illuminated Holdings, Inc. Series C2	7/7/20	$2,773
Illuminated Holdings, Inc. Series C3	7/7/20	$4,160
Illuminated Holdings, Inc. Series C4	1/8/21	$1,351
MultiPlan Corp.	10/8/20	$10,539
MultiPlan Corp. warrants	10/8/20	$0
Vor Biopharma, Inc.	6/30/20	$2,599

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2
Fidelity Securities Lending Cash Central Fund	179
Total	$181

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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